Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Benefit Plans
Benefit Plans
The Company has a 401(k) retirement savings plan, which covers substantially all employees. Employees may voluntarily contribute up to 60% of their compensation, as defined, to the plan. The Company matched the employee contribution at a rate of 50% of the first 6% of compensation contributed to the plan. Company contributions to the plans were $0.9 million, $0.8 million and $0.8 million, during 2018, 2017 and 2016, respectively.